LEASES (Details - Balance sheet information) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Long-Lived Assets Held-for-Sale [Line Items]
Right-of-use assets, net	$ 0	$ 41,783
Operating lease liabilities - current	0	15,931
Operating lease liabilities - non-current	0	25,852
Total operating lease liabilities	0	41,783
Vehicle Leases [Member]
Long-Lived Assets Held-for-Sale [Line Items]
Right-of-use assets, net	0	28,949
Equipment Lease [Member]
Long-Lived Assets Held-for-Sale [Line Items]
Right-of-use assets, net	$ 0	$ 12,834